Leases - Cash outflows related to leases (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Right of use assets	£ 235	£ 87	£ 240	£ 220	£ 130
Short term leases			49	64
Total cash outflow			£ 289	£ 284